UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07964

                      ACM Managed Dollar Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Closed End
-------------------------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


ACM Managed Dollar Income Fund


Semi-Annual Report--March 31, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 15, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for ACM Managed Dollar Income Fund (the "Fund") for the semi-annual reporting period ended March 31, 2004.

Investment Objective and Policies

This closed-end fund is designed for investors who seek high current income and capital appreciation. To achieve this objective, it invests primarily in high-yielding, U.S. and non-U.S. fixed income securities, denominated in U.S. dollars, that we expect to benefit from improving economic and credit fundamentals.

Investment Results

The following table shows how the Fund performed over the past six- and 12-month periods ended March 31, 2004. For comparison, we have included a composite benchmark consisting of 65% of the J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+), a standard measure of the performance of a basket of unmanaged emerging market debt securities, and 35% of the Credit Suisse First Boston High Yield (CSFBHY) Index, a standard measure of the performance of a basket of unmanaged U.S. high yield debt securities. We compare the Fund's performance to this composite benchmark because it more closely resembles the composition of the Fund's portfolio.


INVESTMENT RESULTS*
Periods Ended March 31, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
ACM Managed
Dollar Income Fund (NAV)       11.85%             31.72%
------------------------------------------------------------
J.P. Morgan Emerging
Markets Bond Index Plus         8.71%             23.64%
------------------------------------------------------------
Credit Suisse First Boston
High Yield Index                8.65%             22.86%
------------------------------------------------------------
Composite: 65%/35%
(65% JPM EBMI+/35%
CSFBHY Index)                   8.69%             23.37%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of the Fund as of March 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted. Past performance is no guarantee of future results.

The indices do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The unmanaged J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) is comprised of dollar-denominated


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 1
restructured sovereign bonds; a large percentage of the index is made up of Brady bonds. The unmanaged Credit Suisse First Boston High Yield (CSFBHY) Index is a measure of lower-rated, fixed income, non-convertible U.S. dollar-denominated securities meeting certain criteria developed by Credit Suisse designed to enable the index to reflect the high yield market. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including ACM Managed Dollar Income Fund.

For the six-month period ended March 31, 2004, the Fund outperformed its composite benchmark. During this time, the Fund benefited primarily from its emerging market debt holdings, individual security selection and its ability to leverage. The Fund's holdings in Brazil and Turkey, as well as its overweight position in Ecuador and underweight position in Mexico, contributed positively to performance. Contributing positively within the Fund's high yield sector was its overweight position in finance as well as the Fund's security investments in metals, gaming/leisure, airlines and the health care industries. The Fund was also aided by avoiding negative credit issues during the period under review.

Detracting from the Fund's performance during the six-month period ended March 31, 2004 was the Fund's overweight position in Russia, which did not perform as well as the JPM EMBI+. Also detracting modestly from performance, relative to the CSFBHY Index, were the Fund's high yield holdings. Media wireless and media cable securities, as well as the Fund's underweight position in utilities, which performed well during the period, dampened performance. In addition, the Fund's underweight position in higher risk CCC high yield holdings, which outperformed during the period, also detracted from relative performance.

Market Review and Investment Strategy

During the semi-annual reporting period, both emerging market debt and high yield securities posted strong returns, albeit moderated from the unsustainable pace of the previous six-month period. High yield corporate securities continued to benefit from a stronger economy and improving credit fundamentals. The decline in the ratio of downgrades to upgrades in the past year reflected the improvement in credit fundamentals. Additionally, yield-seeking investors in a low-rate environment helped to drive high yield prices higher, despite strong issuance. For the six-month period ended March 31, 2004, the CSFBHY Index posted a 8.65% return, as spreads compressed 104 basis points to 495 basis points over comparable duration Treasuries. Furthermore, the lower quality sectors of the high yield market outperformed the higher quality tiers, although that trend began to reverse late in the period. Nominal returns in high yield were stronger in the third quarter of 2003 than the first quarter of 2004 however, as escalating geopolitical tensions and concerns about the sustainability of the U.S. economic recovery due to a weak job market began to surface. By industry, finance, metals/minerals, cable, utilities and automotive outperformed. Underperforming sectors included the airline industry, telecommunications, wireless communications, broadcasting and the food & drug sector.


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2 o ACM MANAGED DOLLAR INCOME FUND

The emerging debt market, as measured by the JPM EMBI+, posted a solid 8.71% return for the six-month period ended March 31, 2004. This market benefited from ample global liquidity and a low interest rate environment. Additionally, supply was very limited, while investor demand remained strong. The Latin countries outpaced non-Latin countries, posting returns of 10.00% versus 6.93%, respectively. Individual countries outperforming within the emerging market debt class included Ecuador at 40.05%, Turkey at 16.50%, Venezuela at 14.07% and Brazil at 12.39%.

Within the high yield sector, as spread dispersion among industries narrowed during the period under review, our strategy turned more toward specific issuer selection and diversifying the Fund's holdings across industry sectors. One of the Fund's largest industry overweight positions continued to be wireless communications. Within the wireless sector, we were focused on rural providers with the following characteristics: those that have less competition, those that are less affected by the implementation of number portability and those that have improved balance sheets as a result of recent capital-market transactions. We continued to underweight the utilities industry due to anticipated low demand growth, forecasted high gas prices and continued capacity additions. Although some individual utility issuers represented a substantial weighting in the index, we have taken a conservative approach, investing only in issues that we believed have good asset protection and sufficient financial liquidity.

Within the Fund's emerging market debt allocation, we maintained an overweight position in Russia as credit statistics continued to improve. Russia, which was recently upgraded by Standard & Poor's (S&P) to BB+ and is rated Baa3 by Moody's Investors Service, has strong gross domestic product momentum and little need to issue new debt. The country is also benefiting from high oil prices and President Putin's appointment of a pro-reform government. Additionally, we increased the Fund's holdings in Ecuador and Turkey. Ecuador benefited from higher oil prices and greater output, significant structural reforms and engagement with the International Monetary Fund (IMF). S&P raised Turkey's rating to B+ from B during the reporting period, crediting the government's efforts to comply with targets set by the IMF and its resolve to implement reforms. As a result, we added to the Fund's position in Turkey. We also decreased the Fund's holdings in Mexico as a result of stalled growth due to poor external demand, mainly from the U.S., and loss of competitiveness in Mexico's manufacturing sector. Lastly, we reduced the Fund's duration exposure in Brazil due to concerns over fundamentals, inflation worries and Brazil's Central Bank's possible inability to continue reducing interest rates. Political scandal and subsequent missteps have caused the Lula administration to lose much of the political goodwill it had in 2003. In addition, we have reduced the Fund's leverage and scaled back the interest rate duration of the Fund due to the prospect of tighter monetary policy in the U.S.


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ACM MANAGED DOLLAR INCOME FUND o 3

                                                              Portfolio Summary
-------------------------------------------------------------------------------


PORTFOLIO SUMMARY
March 31, 2004 (unaudited)


INCEPTION DATE
10/22/93


PORTFOLIO STATISTICS
Net Assets ($mil): $183.3


SECURITY TYPE
     54.4%   Sovereign Debt Obligations
     42.9%   Corporate Debt Obligations                [PIE CHART OMITTED]
      0.6%   Preferred Stock

      2.1%   Short-Term


All data as of March 31, 2004. The Fund's security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


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


                                                       Portfolio of Investments
-------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-71.9%

Argentina-0.5%
Republic of Argentina FRN
  1.234%, 8/03/12(a)                                  $ 1,475     $     984,562
                                                                  -------------
Belize-0.4%
Government of Belize
  9.50%, 8/15/12                                          700           731,500
                                                                  -------------
Brazil-11.1%
Republic of Brazil
  11.00%, 8/17/40(b)                                    3,556         3,797,808
  12.75%, 1/15/20                                       1,550         1,890,225
  14.50%, 10/15/09                                        230           293,365
Republic of Brazil-DCB FRN
  Series L
  2.0625%, 4/15/12(a)                                   3,400         2,975,000
  C-Bonds
  8.00%, 4/15/14(c)                                    11,686        11,393,929
                                                                  -------------
                                                                     20,350,327
                                                                  -------------
Bulgaria-1.1%
Republic of Bulgaria
  8.25%, 1/15/15(d)                                     1,624         1,981,280
                                                                  -------------
Colombia-3.1%
Republic of Colombia
  10.75%, 1/15/13                                         720           863,640
  11.75%, 2/25/20(c)                                    3,790         4,843,620
                                                                  -------------
                                                                      5,707,260
                                                                  -------------
Ecuador-2.8%
Republic of Ecuador
  7.00%, 8/15/30(a)(c)(d)                               5,070         4,476,810
  12.00%, 11/15/12                                        700           716,450
                                                                  -------------
                                                                      5,193,260
                                                                  -------------
El Salvador-0.3%
Republic of El Salvador
  8.50%, 7/25/11(d)                                       400           461,000
                                                                  -------------
Indonesia-0.5%
Republic of Indonesia
  6.75%, 3/10/14(d)                                       820           811,800
                                                                  -------------
Jamaica-0.4%
Government of Jamaica
  11.75%, 5/15/11(d)                                      565           651,163
                                                                  -------------


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 5

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Mexico-9.2%
United Mexican States
  8.125%, 12/30/19(c)                                  $8,331     $   9,872,235
  11.375%, 9/15/16(c)                                   4,650         7,040,100
                                                                  -------------
                                                                     16,912,335
                                                                  -------------
Panama-1.6%
Republic of Panama
  8.875%, 9/30/27                                         200           217,000
  9.375%, 4/01/29                                       1,275         1,453,500
  10.75%, 5/15/20                                       1,050         1,319,325
                                                                  -------------
                                                                      2,989,825
                                                                  -------------
Peru-2.7%
Republic of Peru
  8.75%, 11/21/33                                       1,125         1,132,313
  9.125%, 2/21/12(c)                                    1,500         1,698,750
  9.875%, 2/06/15(c)                                    1,325         1,556,213
Republic of Peru FLIRB VRN
  4.50%, 3/07/17(a)                                       650           565,500
                                                                  -------------
                                                                      4,952,776
                                                                  -------------
Philippines-2.0%
Republic of Philippines
  8.25%, 1/15/14                                           25            24,500
  9.00%, 2/15/13                                          100           102,650
  9.875%, 1/15/19(c)                                    2,600         2,691,000
  10.625%, 3/16/25                                        775           842,812
                                                                  -------------
                                                                      3,660,962
                                                                  -------------
Russia-27.1%
Ministry Finance of Russia
  Series V
  3.00%, 5/14/08                                          900           825,750
  Series VI
  3.00%, 5/14/06                                        2,620         2,584,106
  Series VII
  3.00%, 5/14/11                                        1,940         1,600,500
Russian Federation
  5.00%, 3/31/30(a)(c)(d)                              41,865        41,943,497
  5.00%, 3/31/30(a)(b)                                  2,800         2,801,400
                                                                  -------------
                                                                     49,755,253
                                                                  -------------


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6 o ACM MANAGED DOLLAR INCOME FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Turkey-3.1%
Republic of Turkey
  9.875%, 3/19/08                                     $   400     $     463,600
  11.50%, 1/23/12                                       1,325         1,704,613
  11.75%, 6/15/10                                         750           956,625
  11.875%, 1/15/30                                        425           608,813
  12.375%, 6/15/09                                      1,500         1,929,750
                                                                  -------------
                                                                      5,663,401
                                                                  -------------
Ukraine-2.5%
Ukraine Government
  6.875%, 3/04/11(d)                                      500           515,000
  7.65%, 6/11/13 (d)                                    1,965         2,049,495
  11.00%, 3/15/07                                       1,834         2,054,117
                                                                  -------------
                                                                      4,618,612
                                                                  -------------
Uruguay-0.4%
Republic of Uruguay
  7.875%, 1/15/33                                       1,069           801,940
                                                                  -------------
Venezuela-3.1%
Republic of Venezuela
  5.375%, 8/07/10                                       1,200           996,000
  9.25%, 9/15/27(c)                                     4,215         3,747,135
Republic of Venezuela DCB FRN
  Series DL
  2.125%, 12/18/07(a)                                     952           895,209
                                                                  -------------
                                                                      5,638,344
                                                                  -------------
Total Sovereign Debt Securities
  (cost $99,216,208)                                                131,865,600
                                                                  -------------

U.S. CORPORATE DEBT OBLIGATIONS-47.2%
Aerospace/Defense-0.7%
DRS Technologies, Inc.
  6.875%, 11/01/13                                        325           339,625
K&F Industries, Inc.
  Series B
  9.625%, 12/15/10                                        190           213,750
Sequa Corp.
  9.00%, 8/01/09                                          210           237,300
TD Funding Corp.
  8.375%, 7/15/11                                         450           479,250
                                                                  -------------
                                                                      1,269,925
                                                                  -------------
Air Transportation-0.5%
American Trans Air, Inc.
  6.99%, 4/15/16(d)                                       490           416,191
Continental Airlines, Inc.
  Series A
  7.875%, 7/02/18                                         480           478,351
                                                                  -------------
                                                                        894,542
                                                                  -------------


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 7

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Automotive-1.7%
Dana Corp.
  10.125%, 3/15/10                                    $   575     $     667,000
Dura Operating Corp.
  Series D
  9.00%, 5/01/09(c)*                                      422           429,385
HLI Operating, Inc.
  10.50%, 6/15/10                                         286           326,755
Keystone Automotive Operations, Inc.
  9.75%, 11/01/13(d)                                      390           429,000
Sonic Automotive, Inc.
  Series B
  8.625%, 8/15/13                                         370           403,300
TRW Automotive, Inc.
  9.375, 2/15/13                                          366           422,730
  11.00%, 2/15/13                                         166           199,200
United Auto Group, Inc.
  9.625%, 3/15/12                                         280           313,600
                                                                  -------------
                                                                      3,190,970
                                                                  -------------
Broadcasting & Media-1.4%
Albritton Communications Co.
  7.75%, 12/15/12                                         415           432,637
Emmis Communications Corp.
  12.50%, 3/15/11(e)                                      350           336,875
PRIMEDIA, Inc.
  8.00%, 5/15/13(d)                                        80            80,400
  8.875%, 5/15/11                                         325           334,750
Radio One, Inc.
  8.875%, 7/01/11                                         415           462,725
Sinclair Broadcast Group, Inc.
  8.00%, 3/15/12                                          270           293,963
  8.75%, 12/15/11                                         285           317,062
Young Broadcasting, Inc.
  8.50%, 12/15/08                                         195           211,575
                                                                  -------------
                                                                      2,469,987
                                                                  -------------
Building & Real Estate-1.6%
D.R. Horton, Inc.
  6.875%, 5/01/13                                         340           379,100
KB HOME
  7.75%, 2/01/10                                          560           609,000
LNR Property Corp.
  7.25%, 10/15/13(d)                                      500           530,000
  7.625%, 7/15/13                                         125           133,125
Meritage Corp.
  9.75%, 6/01/11                                          470           535,800
Schuler Homes, Inc.
  10.50%, 7/15/11                                         385           456,225
William Lyon Homes, Inc.
  10.75%, 4/01/13                                         285           338,437
                                                                  -------------
                                                                      2,981,687
                                                                  -------------


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8 o ACM MANAGED DOLLAR INCOME FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Cable-2.1%
Cablevision Systems Corp.
  8.00%, 4/15/12(d)                                   $   950     $     950,000
CSC Holdings, Inc.
  6.75%, 4/15/12(d)                                       935           935,000
  7.625%, 7/15/18                                         405           429,300
DirectTV Holdings LLC
  8.375%, 3/15/13                                         305           349,225
Echostar DBS Corp.
  6.375%, 10/01/11(d)                                     690           736,575
Insight Midwest LP
  9.75%, 10/01/09                                         405           424,238
                                                                  -------------
                                                                      3,824,338
                                                                  -------------
Chemicals-1.6%
Equistar Chemical Funding LP
  10.125%, 9/01/08                                        555           599,400
  10.625%, 5/01/11                                        130           140,725
Huntsman Advanced Materials LLC
  11.00%, 7/15/10(d)                                      295           334,825
Huntsman International LLC
  9.875%, 3/01/09                                         780           861,900
Resolution Performance Products LLC
  9.50%, 4/15/10                                          560           574,000
Westlake Chemical Corp.
  8.75%, 7/15/11                                          445           493,950
                                                                  -------------
                                                                      3,004,800
                                                                  -------------
Communications - Fixed-1.8%
FairPoint Communications, Inc.
  11.875%, 3/01/10                                        300           361,500
Qwest Communications International, Inc.
  7.50%, 2/15/14(d)                                       205           194,238
Qwest Corp.
  9.125%, 3/15/12(d)                                    1,525         1,738,500
Time Warner Telecom, Inc.
  9.25%, 2/15/14(d)*                                      940           954,100
                                                                  -------------
                                                                      3,248,338
                                                                  -------------
Communications - Mobile-2.4%
ACC Escrow Corp.
  10.00%, 8/01/11                                         660           636,900
Dobson Communications Corp.
  8.875%, 10/01/13                                        345           272,550
Iridium LLC Capital Corp.
  Series B
  14.00%, 7/15/05(f)                                    5,000           500,000
Nextel Communications, Inc.
  6.875%, 10/31/13                                        515           549,762
  7.375%, 8/01/15                                         460           500,250
  9.50%, 2/01/11                                          500           572,500
Rural Cellular Corp.
  8.25%, 3/15/12(d)                                       240           246,600


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
TeleCorp PCS, Inc.
  10.625%, 7/15/10                                    $   203     $     236,241
Tritel PCS, Inc.
  10.375%, 1/15/11                                        234           278,657
Triton PCS, Inc.
  8.75%, 11/15/11*                                        440           418,000
  9.375%, 2/01/11*                                        225           218,250
                                                                  -------------
                                                                      4,429,710
                                                                  -------------
Consumer Manufacturing-1.5%
Broder Brothers Co.
  11.25%, 10/15/10(d)                                     500           502,500
Collins & Aikman Floorcoverings, Inc.
  9.75%, 2/15/10                                          260           279,500
Hines Nurseries, Inc.
  10.25%, 10/01/11                                        235           262,025
Jostens, Inc.
  12.75%, 5/01/10                                         650           737,750
Playtex Products, Inc.
  8.00%, 3/01/11(d)                                       340           355,300
Solo Cup Co.
  8.50%, 2/15/14(d)                                       425           442,531
St. John Knits International, Inc.
  12.50%, 7/01/09                                         200           217,000
                                                                  -------------
                                                                      2,796,606
                                                                  -------------
Energy-3.3%
Chesapeake Energy Corp.
  7.75%, 1/15/15                                          855           951,188
CITGO Petroleum Corp.
  11.375%, 2/01/11                                        150           175,875
Frontier Oil Corp.
  11.75%, 11/15/09                                        260           289,900
Grant Prideco, Inc.
  9.00%, 12/15/09                                         600           679,500
Hilcorp Energy
  10.50%, 9/01/10(d)                                      825           919,875
Northwest Pipelines Corp.
  8.125%, 3/01/10                                         330           366,300
Pioneer Natural Resources Co.
  8.875%, 4/15/05                                         395           419,912
Premco Refining Group, Inc.
  9.50%, 2/01/13                                          270           315,900
Pride International, Inc.
  9.375%, 5/01/07                                         145           147,900
Southern Natural Gas Co.
  7.35%, 2/15/31                                          365           352,225
  8.875%, 3/15/10                                         290           323,350
Universal Compression, Inc.
  7.25%, 5/15/10                                          220           237,050
Westport Resources Corp.
  8.25%, 11/01/11                                         270           301,725


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10 o ACM MANAGED DOLLAR INCOME FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
XTO Energy, Inc.
  6.25%, 4/15/13                                      $   215     $     238,533
  7.50%, 4/15/12                                          250           297,739
                                                                  -------------
                                                                      6,016,972
                                                                  -------------
Entertainment & Leisure-1.2%
Gaylord Entertainment Co.
  8.00%, 11/15/13(d)                                      340           364,225
Six Flags, Inc.
  9.50%, 2/01/09                                        1,050         1,113,000
  9.625%, 6/01/14(d)                                      165           176,138
  9.75%, 4/15/13                                           85            90,738
Universal City Development Partners
  11.75%, 4/01/10                                         455           531,781
                                                                  -------------
                                                                      2,275,882
                                                                  -------------
Financial-2.1%
Crum & Foster Holdings Corp.
  10.375%, 6/15/13(d)                                     210           238,350
iStar Financial, Inc.
  7.00%, 3/15/08                                           85            92,862
  8.75%, 8/15/08                                          240           279,600
Markel Capital Trust I
  Series B
  8.71%, 1/01/46(g)                                       660           699,600
Nationwide CSN Trust
  9.875%, 2/15/25(d)                                    1,000         1,105,825
PXRE Capital Trust I
  8.85%, 2/01/27                                          510           515,100
Western Financial Bank
  9.625%, 5/15/12                                         420           480,900
Williams Scotsman, Inc.
  9.875%, 6/01/07                                         520           522,600
                                                                  -------------
                                                                      3,934,837
                                                                  -------------
Food/Beverage-1.4%
Del Monte Food Co.
  8.625%, 12/15/12                                        145           163,850
  9.25%, 5/15/11                                          255           288,150
DIMON, Inc.
  7.75%, 6/01/13                                          110           110,000
  Series B
  9.625%, 10/15/11                                        425           461,125
Dole Food Company, Inc.
  8.625%, 5/01/09 (a)                                     255           280,500
  8.875%, 3/15/11                                         145           158,775
Merisant Co.
  9.50%, 7/15/13(d)                                       300           297,000
North Atlantic Trading Co.
  9.25%, 3/01/12(d)                                       340           341,700
Swift & Co.
  10.125%, 10/01/09                                       345           374,325
                                                                  -------------
                                                                      2,475,425
                                                                  -------------


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 11

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Gaming-2.9%
Ameristar Casinos, Inc.
  10.75%, 2/15/09                                     $   230     $     267,088
Argosy Gaming Co.
  9.00%, 9/01/11                                          235           265,550
Boyd Gaming Corp.
  7.75%, 12/15/12                                         255           274,125
Harrah's Operating Company, Inc.
  7.875%, 12/15/05                                        230           249,550
Horseshoe Gaming Holding Corp.
  Series B
  8.625%, 5/15/09                                         195           205,237
MGM Mirage, Inc.
  8.375%, 2/01/11                                         575           667,000
Mandalay Resort Group
  10.25%, 8/01/07                                         570           674,025
Mohegan Tribal Gaming
  6.375%, 7/15/09                                         140           147,700
  8.375%, 7/01/11                                         220           244,200
Park Place Entertainment
  7.00%, 4/15/13                                          305           333,975
  7.875%, 3/15/10                                         295           330,400
  9.375%, 2/15/07                                         230           259,900
Riviera Holdings Corp.
  11.00%, 6/15/10                                         320           338,000
Turning Stone Casino Resort Enterprise
  9.125%, 12/15/10(d)                                     290           315,375
Venetian Casino Resort, LLC
  11.00%, 6/15/10                                         610           704,550
                                                                  -------------
                                                                      5,276,675
                                                                  -------------
Healthcare-3.3%
Alliance Imaging, Inc.
  10.375%, 4/15/11*                                       425           426,063
AmerisourceBergen Corp.
  8.125%, 9/01/08                                         190           212,800
Concentra Operating Corp.
  9.50%, 8/15/10(c)                                       200           223,000
  13.00%, 8/15/09                                         430           475,150
Extendicare Health Services
  9.50%, 7/01/10                                          340           381,650
Genesis HealthCare Corp.
  8.00%, 10/15/13(d)                                      330           353,100
HCA, Inc.
  7.875%, 2/01/11                                         655           755,230
Hanger Orthopedic Group, Inc.
  10.375%, 2/15/09                                        380           429,400
PacifiCare Health Systems, Inc.
  10.75%, 6/01/09                                         380           448,400
Select Medical Corp.
  7.50%, 8/01/13                                          390           422,175
Tenet Healthcare Corp.
  7.375%, 2/01/13*                                        330           299,475


_______________________________________________________________________________

12 o ACM MANAGED DOLLAR INCOME FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Triad Hospitals, Inc.
  7.00%, 11/15/13                                     $   580     $     597,400
  Series B
  8.75%, 5/01/09                                          455           498,225
Universal Hospital Services, Inc.
  10.125%, 11/01/11(d)                                    470           509,950
                                                                  -------------
                                                                      6,032,018
                                                                  -------------
Hotels & Lodging-1.7%
Corrections Corp. of America
  7.50%, 5/01/11                                           40            42,350
  9.875%, 5/1/09                                          280           316,400
Extended Stay America, Inc.
  9.875%, 6/15/11                                         405           477,900
Felcor Lodging LP
  9.00%, 6/01/11                                          145           156,237
  10.00%, 9/15/08                                         200           214,000
Host Marriott LP
  9.25%, 10/01/07                                         105           118,125
  9.50%, 1/15/07                                          330           371,250
La Quinta Corp.
  8.875%, 3/15/11                                         400           454,000
Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, 5/01/12                                         430           488,050
Vail Resorts, Inc.
  6.75%, 2/15/14(d)                                       380           382,850
                                                                  -------------
                                                                      3,021,162
                                                                  -------------
Industrial-2.6%
AMSTED Industries, Inc.
  10.25%, 10/15/11(d)                                     465           527,775
Case New Holland, Inc.
  9.25%, 8/01/11(d)                                       685           777,475
Dayton Superior Corp.
  10.75%, 9/15/08                                         245           253,575
FastenTech, Inc.
  11.50%, 5/01/11(d)                                      350           393,750
Flowserve Corp.
  12.25%, 8/15/10                                         370           428,275
H & E Equipment/Finance
  11.125%, 6/15/12                                        260           271,700
NMHG Holding Co.
  10.00%, 5/15/09                                         220           243,100
SPX Corp.
  7.50%, 1/01/13                                          205           222,425
Terex Corp.
  10.375%, 4/01/11                                        400           458,000
Trinity Industries, Inc.
  6.50%, 3/15/14(d)                                       570           570,000
TriMas Corp.
  9.875, 6/15/12                                          505           552,975
                                                                  -------------
                                                                      4,699,050
                                                                  -------------


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 13

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Metals/Mining-0.4%
AK Steel Corp.
  7.875%, 2/15/09*                                    $   355     $     326,600
Peabody Energy Corp.
  6.875%, 3/15/13                                         410           444,850
                                                                  -------------
                                                                        771,450
                                                                  -------------
Paper & Packaging-3.3%
Anchor Glass Container Corp.
  11.00%, 2/15/13                                         440           513,700
Ball Corp.
  6.875%, 12/15/12                                      1,000         1,086,250
Berry Plastics Corp.
  10.75%, 7/15/12                                         390           443,625
Crown Paper Co.
  11.00%, 9/01/05(f)                                    5,000                 1
Georgia-Pacific Corp.
  9.375%, 2/01/13                                         765           904,612
Graphic Packaging Int'l Corp.
  9.50%, 8/15/13                                          655           743,425
Greif Bros. Corp.
  8.875%, 8/01/12                                         280           306,600
Owens-Brockway Glass Container, Inc.
  8.875%, 2/15/09                                         795           862,575
Pliant Corp.
  11.125%, 9/01/09                                        385           404,250
Russell-Stanley Holdings, Inc.
  9.00%, 11/30/08(d)(g)                                   817           245,191
Stone Container Corp.
  9.25%, 2/01/08                                          535           599,200
  9.75%, 2/01/11                                           12            13,470
                                                                  -------------
                                                                      6,122,899
                                                                  -------------
Publishing-1.9%
American Media, Inc.
  8.875%, 1/15/11                                         105           104,738
  10.25%, 5/01/09                                         500           526,250
Dex Media East LLC
  9.875%, 11/15/09                                        110           124,300
  12.125%, 11/15/12                                       320           375,200
Dex Media West LLC
  8.50%, 8/15/10(d)                                       160           177,200
  9.875%, 8/15/13(d)                                      625           696,875
Hollinger International Publishing, Inc.
  9.00%, 12/15/10                                         530           585,650
Houghton Mifflin Co.
  8.25%, 2/01/11                                          280           289,450
PEI Holdings, Inc.
  11.00%, 3/15/10                                         205           237,800
RH Donnelley, Inc.
  10.875%, 12/15/12(d)                                    255           305,362
                                                                  -------------
                                                                      3,422,825
                                                                  -------------


_______________________________________________________________________________

14 o ACM MANAGED DOLLAR INCOME FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Restaurants-0.2%
Domino's, Inc.
  8.25%, 7/01/11                                      $   350     $     378,875
                                                                  -------------
Retail-0.5%
J.C. Penney Corporation, Inc.
  8.00%, 3/01/10                                          490           576,975
Petro Stopping Centers LP
  9.00%, 2/15/12(d)                                       395           408,825
                                                                  -------------
                                                                        985,800
                                                                  -------------
Service-2.3%
Allied Waste North America
  8.50%, 12/01/08                                          85            95,625
  8.875%, 4/01/08                                         645           727,237
  10.00%, 8/01/09                                       1,230         1,325,325
Coinmach Corp.
  9.00%, 2/01/10                                          250           267,500
Iron Mountain, Inc.
  7.75%, 1/15/15                                          115           121,325
  8.625%, 4/01/13                                         350           383,250
National Waterworks, Inc.
  10.50%, 12/01/12                                        235           266,725
Service Corp. International
  6.50%, 3/15/08                                          240           250,200
  7.70%, 4/15/09                                          240           258,600
United Rentals North America, Inc.
  6.50%, 2/15/12(d)                                       494           494,000
                                                                  -------------
                                                                      4,189,787
                                                                  -------------
Supermarket & Drugstore-1.2%
Couche-Tard, Inc.
  7.50%, 12/15/13(d)                                      298           320,350
Pathmark Stores, Inc.
  8.75%, 2/01/12                                          655           687,750
Rite Aid Corp.
  9.25%, 6/01/13                                           75            79,875
  9.50%, 2/15/11                                          660           735,900
Roundy's, Inc.
  Series B
  8.875%, 6/15/12                                         270           298,350
Stater Bros. Holdings, Inc.
  10.75%, 8/15/06                                         150           158,250
                                                                  -------------
                                                                      2,280,475
                                                                  -------------
Technology-1.3%
Fairchild Semiconductor
  10.50%, 2/01/09                                         505           559,919
ON Semiconductor Corp.
  12.00%, 3/15/10                                         465           576,600


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 15

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Unisys Corp.
  6.875%, 3/15/10                                     $ 1,000     $   1,105,000
  7.875%, 4/01/08                                         185           191,244
                                                                  -------------
                                                                      2,432,763
                                                                  -------------
Utilities - Electric & Gas-2.3%
AES Corporation
  8.75%, 5/15/13(d)                                        65            71,825
  9.00%, 5/15/15(d)                                       105           116,419
  10.00%, 7/15/05(d)                                      175           180,370
Calpine Corp.
  8.50%, 7/15/10(d)                                     1,215         1,123,875
NRG Energy, Inc.
  8.00%, 12/15/13(d)                                      525           544,687
Ormat Funding Corp.
  8.25%, 12/30/20(d)                                      395           396,975
PG&E Corp.
  6.875%, 7/15/08(d)                                      395           433,019
SEMCO Energy, Inc.
  7.125%, 5/15/08                                         125           131,875
  7.75%, 5/15/13                                          235           251,450
Sierra Pacific Resources
  8.625%, 3/15/14(d)                                      335           341,700
The Williams Companies, Inc.
  8.625%, 6/01/10                                         485           535,925
                                                                  -------------
                                                                      4,128,120
                                                                  -------------
Total U.S. Corporate Debt Obligations
  (cost $93,221,551)                                                 86,555,918
                                                                  -------------
NON-U.S. CORPORATE DEBT
  OBLIGATIONS-9.4%
Bahamas-0.1%
Sun International Hotels, Ltd.
  8.875%, 8/15/11                                         245           273,175
                                                                  -------------
Brazil-0.8%
PF Export Receivables Master Trust
  6.436%, 6/01/15(d)                                    1,386         1,426,319
                                                                  -------------
Canada-0.9%
Fairfax Financial Holdings
  7.375%, 4/15/18                                         250           238,750
Intrawest Corp.
  7.50%, 10/15/13                                         195           202,312
  10.50%, 2/01/10                                         150           165,188
Norske Skog Canada, Ltd.
  Series D
  8.625%, 6/15/11                                         335           361,800
North American Energy Partners, Inc.
  8.75%, 12/01/11(d)*                                     285           286,425


_______________________________________________________________________________

16 o ACM MANAGED DOLLAR INCOME FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Russel Metals, Inc.
  6.375%, 3/01/14(d)                                   $  345     $     355,350
                                                                  -------------
                                                                      1,609,825
                                                                  -------------
France-0.3%
Crown Euro Holdings S.A.
  9.50%, 3/01/11                                          405           456,637
                                                                  -------------
Great Britian-0.6%
Dunlop Standard Aerospace Holdings PLC
  11.875%, 5/15/09(d)                                     275           294,250
Inmarsat Finance PLC
  7.625%, 6/30/12(d)                                      395           413,763
Royal & Sun Alliance Insurance Group PLC
  8.95%, 10/15/29                                         450           478,059
                                                                  -------------
                                                                      1,186,072
                                                                  -------------
Ireland-0.4%
Eircom Funding
  8.25%, 8/15/13                                          245           274,400
MDP Acquisitions PLC
  9.625%, 10/01/12                                        390           442,650
                                                                  -------------
                                                                        717,050
                                                                  -------------
Kazakhstan-0.4%
Hurricane Finance BV
  9.625%, 2/12/10(d)                                      400           446,000
Kazkommerts International BV
  8.50%, 4/16/13(d)                                       350           372,750
                                                                  -------------
                                                                        818,750
                                                                  -------------
Liberia-0.4%
Royal Caribbean Cruises, Ltd.
  8.00%, 5/15/10                                          625           709,375
                                                                  -------------
Mexico-2.3%
Innova S. de R.L.
  9.375%, 9/19/13                                       2,865         3,122,850
  12.875%, 4/01/07                                      1,003         1,008,216
                                                                  -------------
                                                                      4,131,066
                                                                  -------------
Romania-0.3%
Mobifon Holdings BV
  12.50%, 7/31/10                                         425           490,875
                                                                  -------------
Russia-2.7%
Gazprom OAO
  9.625%, 3/01/13(d)                                    1,220         1,407,300
Mobile Telesystems Finance S.A.
  9.75%, 1/30/08(d)                                       150           165,750
  10.95%, 12/21/04                                      2,130         2,247,150


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 17

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                Contracts(h),
                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Tyumen Oil Company
  11.00%, 11/06/07                                   $    675     $     784,688
  11.00%, 11/06/07(d)                                     300           351,750
                                                                  -------------
                                                                      4,956,638
                                                                  -------------
Singapore-0.2%
Flextronics International, Ltd.
  6.50%, 5/15/13                                          425           449,437
                                                                  -------------
Total Non-U.S. Corporate Debt Obligations
  (cost $15,934,356)                                                 17,225,219
                                                                  -------------
NON-CONVERTIBLE PREFERRED STOCK-0.8%
Sovereign Real Estate Investment Trust
  12.00%(d)                                               870         1,350,675
                                                                  -------------
Total Non-Convertible Preferred Stock
  (cost $818,725)                                                     1,350,675
                                                                  -------------
WARRANTS-0.0%
Central Bank of Nigeria
  Warrants, expiring 11/15/20(i)                        1,000                 0
Republic of Venezuela
  Warrants, expiring 4/15/20(i)                         7,140                 0
                                                                  -------------
Total Warrants
  (cost $0)                                                                   0
                                                                  -------------
CALL OPTIONS PURCHASED(i)-0.0%
Republic of Brazil C-Bonds
  Expiring Apr '04 @ 105.65                         1,140,000            18,240
  Expiring Apr '04 @ 110.75                           380,000                38
  Expiring Apr '04 @ 110.80                           380,000                38
                                                                  -------------
Total Call Options Purchased
  (cost $34,808)                                                         18,316
                                                                  -------------
PUT OPTIONS PURCHASED(i)-0.0%
Republic of Brazil C-Bonds
  Expiring Apr '04 @ 105.30                           760,000             3,800
Russian Federation
  Expiring Apr '04 @ 97.662                           760,000                76
                                                                  -------------
Total Put Options Purchased
  (cost $26,980)                                                          3,876
                                                                  -------------


_______________________________________________________________________________

18 o ACM MANAGED DOLLAR INCOME FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-2.8%
Repurchase Agreement-2.8%
Greenwich Capital Markets Inc.
  1.03%, dated 3/31/04, due 4/01/04
  in the amount of $5,100,146
  (collaterized by $5,225,000 Freddie Mac
  0% due 7/19/04,value-$5,235,294)
  (cost $5,100,000)                                $    5,100     $   5,100,000
                                                                  -------------
Total Investments Before Security
  Lending Collateral-132.1%
  (cost $214,352,628)                                               242,119,604
                                                                  -------------
Investments of Cash Collateral for
  Securites Loaned + -1.1%
Short-Term Investment
UBS Private Money Market Fund, LLC
  1.00%
  (cost $2,084,190)                                     2,084         2,084,190
                                                                  -------------
Total Investments-133.2%
  (cost $216,436,818)                                               244,203,794
Other assets less liabilities-(33.2)%                               (60,854,161)
                                                                  -------------
Net Assets-100.0%                                                 $ 183,349,633
                                                                  =============


CALL OPTIONS WRITTEN (see Note C)

                                      Exercise    Expiration
Description            Contracts(h)     Price        Month        U.S. $ Value
-------------------------------------------------------------------------------
Federal Republic
  of Brazil
  11.00%, 8/17/40         760,000      $107.00      Apr. '04       $   (6,080)

Russian Federation
  5.00%, 3/31/30          760,000        98.30      Apr. '04          (13,680)
                                                                   ----------
  (premiums received
  $26,980)                                                         $  (19,760)
                                                                   ==========

CREDIT DEFAULT SWAP CONTRACTS (see Note C)

                           Notional                                Unrealized
Swap Counterparty &         Amount      Interest    Termination   Appreciation/
Referenced Obligation        (000)        Rate         Date      (Depreciation)
-------------------------------------------------------------------------------
Buy Contracts:
--------------
Citigroup Global
Markets, Inc.
Federal Republic
of Brazil
  12.25%, 3/06/30             1,150        5.85%       2/20/14         $34,040

Citigroup Global
Markets, Inc.
Federal Republic
of Hungary
  4.50%, 2/06/13                350        0.50       11/26/13          (3,350)

Citigroup Global
Markets, Inc.
Federal Republic
of Philippines
  10.625%, 3/16/25              510        5.60        3/20/14           5,462



_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 19

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


CREDIT DEFAULT SWAP CONTRACTS (see Note C) continued

                           Notional                                Unrealized
Swap Counterparty &         Amount      Interest    Termination   Appreciation/
Referenced Obligation        (000)        Rate         Date      (Depreciation)
-------------------------------------------------------------------------------
Buy Contracts: (continued)

Citigroup Global
Markets, Inc.
Federal Republic
of Turkey
  11.875%, 1/15/30              505        3.85%       1/31/09        $ (6,201)

Deutsche Bank A.G.
Federal Republic
of Peru
  9.875%, 2/06/15               700        3.90        9/20/08          (3,920)

Deutsche Bank A.G.
Federal Republic
of Turkey
  11.875%, 1/15/30            1,010        3.25        1/24/09          12,756

Deutsche Bank A.G.
Federal Republic of
Venezuela
  9.25%, 9/15/27                600        3.65        1/20/06          11,124

Sale Contracts:

Citigroup Global
Markets, Inc.
Federal Republic
of Brazil
  12.25%, 3/06/30             1,000        6.35        8/20/05          54,600

Citigroup Global
Markets, Inc.
Federal Republic
of Brazil
  12.25%, 3/06/30             1,150        5.26        2/20/09         (21,505)

Citigroup Global
Markets, Inc.
Federal Republic
of Philippines
  10.625%, 3/16/25              510        4.95        3/20/09          (4,167)

Deutsche Bank A.G.
Federal Republic
of Turkey
  11.875%, 1/15/30            1,262        1.50        1/24/05           3,597

Deutsche Bank A.G.
Federal Republic
of Turkey
  11.875%, 1/15/30              833        1.80        7/24/05           2,083



REVERSE REPURCHASE AGREEMENTS (see Note C)

                               Interest
Broker                           Rate          Maturity             Amount
-------------------------------------------------------------------------------
Deutsche Bank                     1.10%         5/11/04         $ 22,000,861
JP Morgan Chase                   0.80         12/31/04            5,882,222
JP Morgan Chase                   0.85           4/8/04            2,399,210
JP Morgan Chase                   0.00           5/6/04            6,013,280
Lehman Brothers                   0.90         12/31/04            2,376,850
Merrill Lynch                     0.70         12/31/04            1,213,700
Merrill Lynch                     0.70          5/11/04            3,588,259
Merrill Lynch                     0.75          5/11/04            1,721,554
Merrill Lynch                     0.90           5/5/04            7,198,684
Merrill Lynch                     0.90           5/4/04            2,970,065
Merrill Lynch                     0.90         12/31/04            3,227,242
Merrill Lynch                     1.10         12/31/04            6,843,059
                                                                ------------
                                                                $ 65,434,986
                                                                ============


_______________________________________________________________________________

20 o ACM MANAGED DOLLAR INCOME FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


*  Represents entire or partial securities out on loan.

+  See Note F for securities lending information.

(a) Coupon changes periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2004.

(b) A position, or portion of the underlying securities has been segregated by the Fund for the written call options outstanding at March 31, 2004. The value of these securities amounted to $1,572,060 at March 31, 2004.

(c) Positions, or portions thereof, with an aggregate market value of $66,732,041 have been segregated to collateralize reverse repurchase agreements.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $81,736,198 or 44.6% of net assets.

(e) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f)  Security is in default and is non-income producing.

(g)  Illiquid security, valued at fair market value (see Note A).

(h)  One contract relates to principal amount of $1.00.

(i)  Non-income producing security.

Glossary of Terms:

DCB - Debt Conversion Bond
FLIRB - Front Loaded Interest Reduction Bond
FRN - Floating Rate Note
VRN - Variable Rate Note

See notes to financial statements.


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 21

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
March 31, 2004 (unaudited)

ASSETS
Investments in securities, at value (cost $216,436,818
  -- including investment of cash collateral for securities
  loaned of $2,084,190)                                        $ 244,203,794(a)
Cash                                                               2,121,014
Unrealized appreciation on credit default swap contracts             123,662
Interest and dividends receivable                                  5,293,367
Receivable for investment securities sold                          2,992,720
Receivable for credit default swap contracts                       1,079,645
Paydown receivable                                                   382,269
Prepaid expenses                                                      14,010
                                                               -------------
Total assets                                                     256,210,481
                                                               -------------
LIABILITIES
Outstanding options written, at value (premiums
  received $26,980)                                                   19,760
Reverse repurchase agreements                                     65,434,986
Unrealized depreciation on credit default swap contracts              39,143
Payable for investment securities purchased                        3,401,378
Payable for collateral received on securities loaned               2,084,190
Dividends to shareholders                                          1,527,224
Advisory fee payable                                                 123,947
Administrative fee payable                                            24,789
Accrued expenses and other liabilities                               205,431
                                                               -------------
Total liabilities                                                 72,860,848
                                                               -------------
NET ASSETS                                                     $ 183,349,633
                                                               =============
COMPOSITION OF NET ASSETS
Common stock, at par                                           $     226,255
Additional paid-in capital                                       296,789,531
Distributions in excess of net investment income                  (1,686,596)
Accumulated net realized loss on investment transactions        (139,838,272)
Net unrealized appreciation of investments                        27,858,715
                                                               -------------
                                                               $ 183,349,633
                                                               =============
NET ASSET VALUE PER SHARE
  (based on 22,625,536 shares outstanding)                             $8.10
                                                                       =====


(a)  Includes securities on loan with a value of $2,006,678 (see Note F).

See notes to financial statements.


_______________________________________________________________________________

22 o ACM MANAGED DOLLAR INCOME FUND

                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (unaudited)


INVESTMENT INCOME
Interest                                          $ 10,332,375
Dividends                                              119,990     $ 10,452,365
                                                  ------------

EXPENSES
Advisory fee                                           673,335
Administrative fee                                     134,671
Audit and legal                                         54,610
Custodian                                               51,366
Printing                                                48,541
Transfer agency                                         24,048
Directors' fees                                         21,046
Registration                                            16,836
Miscellaneous                                           24,491
                                                  ------------
Total expenses before interest                       1,048,944
Interest expense                                       295,954
                                                  ------------
Total expenses                                                        1,344,898
                                                                   ------------
Net investment income                                                 9,107,467
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain on:
  Investment transactions                                             5,168,966
  Swap contracts                                                      1,875,338
  Written options                                                       129,918
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                         4,756,381
  Swap contracts                                                       (885,781)
  Written options                                                         7,220
                                                                   ------------
Net gain on investment transactions                                  11,052,042
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ 20,159,509
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 23

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months
                                                     Ended         Year Ended
                                                March 31, 2004    September 30,
                                                  (unaudited)          2003
                                                 =============    =============
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                            $   9,107,467    $  18,293,615
Net realized gain on investment
  transactions                                       7,174,222        3,184,282
Net change in unrealized
  appeciation/depreciation
  of investments                                     3,877,820       43,772,735
                                                 -------------    -------------
Net increase in net assets
  from operations                                   20,159,509       65,250,632

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                              (10,670,656)     (18,177,141)

COMMON STOCK TRANSACTIONS
Reinvestment of dividends resulting in
  the issuance of Common Stock                         679,113        1,273,690
                                                 -------------    -------------
Total increase                                      10,167,966       48,347,181

NET ASSETS
Beginning of period                                173,181,667      124,834,486
                                                 -------------    -------------
End of period (including distributions in
  excess of net investment income
  of ($1,686,596) and ($123,407),
  respectively)                                  $ 183,349,633    $ 173,181,667
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

24 o ACM MANAGED DOLLAR INCOME FUND

                                                        Statement of Cash Flows
-------------------------------------------------------------------------------


STATEMENT OF CASH FLOWS
Six Months Ended March 31, 2004 (unaudited)


INCREASE (DECREASE) IN CASH FROM
OPERATION ACTIVITIES:
Interest and dividends received                   $  9,774,819
Interest expense paid                                 (249,237)
Operating expenses paid                               (986,348)
                                                  ------------
Net increase in cash from
  operating activities                                             $  8,539,234

INVESTING ACTIVITIES:
Purchases of long-term investments                (105,136,851)
Proceeds from disposition of long-term
  investments                                      107,169,671
Proceeds from disposition of short-term
  investments, net                                  (7,184,190)
Cash collateral received on securities
  loaned                                             2,084,190
Net premium received on option
  transactions                                          31,155
Net premium received on swaps
  transactions                                         795,693
Net decrease in cash from investing
  activities                                                         (2,240,332)

FINANCING ACTIVITIES: *
Cash dividends paid                                 (8,464,319)
Proceeds from reverse repurchase
  agreements                                         3,593,648
Net decrease in cash from financing
  activities                                                         (4,870,671)
                                                                   ------------
Net increase in cash                                                  1,428,231
Cash at beginning of period                                             692,783
                                                                   ------------
Cash at end of period                                              $  2,121,014
                                                                   ============
_______________________________________________________________________________

RECONCILIATION OF NET INCREASE IN NET
ASSETS FROM OPERATIONS TO NET INCREASE
IN CASH FROM OPERATING ACTIVITIES:
Net increase in net assets from
  operations                                                       $ 20,159,509

ADJUSTMENTS:
Decrease in dividends and interest
  receivable                                      $    274,023
Accretion of bond discount and amortization
  of bond premium                                     (951,569)
Increase in accrued expenses and
  other assets                                          62,596
Increase in interest payable                            46,717
Net realized gain on investment
  transactions                                      (7,174,222)
Net change in unrealized appreciation/
  depreciation of investments                       (3,877,820)
                                                  ------------
Total adjustments                                                   (11,620,275)
                                                                   ------------

NET INCREASE IN CASH FROM
  OPERATING ACTIVITIES                                             $  8,539,234
                                                                   ============


* Non-cash financing activities not included herein consist of reinvestment of dividends and distributions.

See notes to financial statements.


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 25

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (unaudited)


NOTE A

Significant Accounting Policies

ACM Managed Dollar Income Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on August 10, 1993 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including


_______________________________________________________________________________

26 o ACM MANAGED DOLLAR INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies. The Fund fair values a security that it holds when a significant event (e.g., an earthquake or a major terrorist attack) occurs after the time that the latest market quotation was established, and, as a result, such market quotation cannot be said to represent the current market value of the security as of the time the Fund prices its shares. Fair valuing securities is imprecise, and there is no assurance that the Fund could dispose of the security at the price used for determining the Fund's net asset value.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premiums on debt securities for financial statement reporting purposes only.

4. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in conformity with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

5. Repurchase Agreements

The Fund's custodian or designated subcustodian will take control of securities as collateral under repurchase agreements and determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agree-


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 27

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


ments. If the seller defaults and the value of collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited.

NOTE B

Advisory, Administrative Fees and Other Transactions with Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75 of 1% of the average adjusted weekly net assets of the Fund. Such fee is accrued daily and paid monthly.

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, the Fund reimburses AGIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended March 31, 2004, the Fund reimbursed to AGIS $265.

Under the terms of an Administration Agreement, the Fund pays Princeton Administrators, L.P. (the "Administrator") a fee at an annual rate of .15 of 1% of the average adjusted weekly net assets of the Fund. Such fee is accrued daily and paid monthly. The Administrator prepares certain financial and regulatory reports for the Fund and provides clerical and other services.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $ 105,489,923    $ 105,496,524
U.S. government securities                                  -0-              -0-


At March 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and gross unrealized depreciation (excluding written options and swap contracts) are as follows:

Gross unrealized appreciation                                     $  42,004,342
Gross unrealized depreciation                                       (14,237,366)
                                                                  -------------
Net unrealized appreciation                                       $  27,766,976
                                                                  =============

1. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the- counter markets.


_______________________________________________________________________________

28 o ACM MANAGED DOLLAR INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transactions in written options for the six months ended March 31, 2004 were as follows:

                                                   Number of
                                                   Contracts        Premiums
                                                     (000)          Received
                                                 =============    =============
OPTIONS OUTSTANDING AT
  SEPTEMBER 30, 2003                                        -0-   $          -0-
Options written                                          8,588          156,898
Options terminated in closing purchase
  transactions                                              -0-              -0-
Options expired                                         (7,068)        (129,918)
                                                 -------------    -------------
OPTIONS OUTSTANDING AT
  MARCH 31, 2004                                         1,520    $      26,980
                                                 =============    =============


2. Swap Agreements

The Fund may enter into swaps on sovereign debt obligations to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 29

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net change in unrealized appreciation/depreciation of investments. Realized gains and/or losses from terminated swap contracts are included in net realized gain or loss on investment transactions.

The Fund may enter into credit default swaps. A sell/(buy) in a credit default swap provides, upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at par and take/(deliver) the principal amount (the "Notional Amount") of the referenced obligation. During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed interest payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, the value of the referenced obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended March 31, 2004, the average amount of reverse repurchase agreements outstanding was $62,862,826 and the daily weighted average annual interest rate was 0.9310%.


_______________________________________________________________________________

30 o ACM MANAGED DOLLAR INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE D

Capital Stock

There are 300,000,000 shares of $.01 par value common stock authorized of which 22,625,536 shares were issued and outstanding at March 31, 2004. During the six months ended March 31, 2004 and the year ended September 30, 2003, the Fund issued 84,915 and 182,814 shares, respectively, in connection with the Fund's dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk

Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline.

Concentration of Risk

Investing in securities of foreign companies and foreign governments involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the United States government.

The Fund invests in the Sovereign Debt Obligations of countries that are considered emerging market countries at the time of purchase. Therefore, the Fund is susceptible to governmental factors and economic and debt restructuring developments adversely affecting the economics of these emerging market countries. In addition, these debt obligations may be less liquid and subject to greater volatility than debt obligations of more developed countries.

NOTE F

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 31

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


more of the following investments: U.S. Government or U.S. Government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of March 31, 2004, the Fund had loaned securities with a value of $2,006,678 and received cash collateral of $2,084,190, which was invested in a money market fund as included in the portfolio of investments. For the six months ended March 31, 2004, the Fund earned fee income of $8,530, which is included in interest income in the accompanying statement of operations.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ended September 30, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid to shareholders during the fiscal years ended September 30, 2003 and September 30, 2002 were as follows:

                                                   2003             2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $ (18,177,141)   $ (18,835,190)
                                              -------------    -------------
Total taxable distributions                     (18,177,141)     (18,835,190)
  Tax return of capital                                  -0-        (730,704)
                                              -------------    -------------
Total distributions paid                      $ (18,177,141)   $ (19,565,894)
                                              =============    =============


As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $     124,846
Accumulated capital and other losses                            (146,463,599)(a)
Unrealized appreciation/(depreciation)                            23,183,747(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $(123,155,006)
                                                               =============

(a) On September 30, 2003, the Fund had a net capital loss carryforward of $146,463,599 of which $57,455,739 expires in the year 2007, $24,635,181 expires in the year 2008, $10,899,598 expires in the year 2009, $33,249,705 expires in 2010 and $20,223,376 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.


_______________________________________________________________________________

32 o ACM MANAGED DOLLAR INCOME FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE H

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below. Please see below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

In addition, numerous lawsuits have been filed against Alliance Capital and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. Management of the Fund's Adviser believes that these private lawsuits are not likely to have a material adverse effect on the results of operations or financial condition of the Fund.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 33

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing practices described in the SEC Order and are not expected to participate in the Reimbursement Fund. Since the Fund is a closed-end fund, it will not have its advisory fee reduced pursuant to the terms of the agreements mentioned above.


_______________________________________________________________________________

34 o ACM MANAGED DOLLAR INCOME FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period


                                            Six Months
                                              Ended
                                            March 31,                           Year Ended September 30,
                                               2004      ---------------------------------------------------------------
                                           (unaudited)       2003        2002(a)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $7.68        $5.58        $6.33        $8.09        $8.39        $8.18

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)                         .39          .81          .84          .98         1.08         1.25
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .50         2.10         (.71)       (1.72)        (.22)         .34
Net increase (decrease)
  in net asset value from
  operations                                     .89         2.91          .13         (.74)         .86         1.59

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net investment
  income                                        (.47)        (.81)        (.85)        (.95)       (1.02)       (1.25)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-          -0-        (.13)
Tax return of capital                             -0-          -0-        (.03)        (.07)        (.14)          -0-
Total dividends and
  distributions                                 (.47)        (.81)        (.88)       (1.02)       (1.16)       (1.38)
Net asset value,
  end of period                                $8.10        $7.68        $5.58        $6.33        $8.09        $8.39
Market value, end of period                    $8.58        $8.15        $6.29        $7.62        $8.50       $10.25
Premium/(Discount)                              5.93%        6.12%       12.72%       20.38%        5.07%       22.17%

TOTAL RETURN
Total investment return
  based on:(c)
  Market value                                 11.59%       45.71%       (6.14)%       3.02%       (5.41)%      27.06%
  Net asset value                              11.85%       54.77%         .23%      (10.08)%       9.99%       18.69%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $183,350     $173,182     $124,834     $140,110     $179,653     $184,618
Ratios to average net assets of:
  Expenses                                      1.50%(d)     1.72%        2.12%        2.75%        2.70%        2.46%
  Expenses, excluding
    interest expense(e)                         1.17%(d)     1.21%        1.15%        1.13%        1.09%        1.11%
  Net investment income                        10.14%(d)    11.88%       10.81%        9.90%        9.55%       11.27%
Portfolio turnover rate                           46%          80%          63%         129%         134%         223%



See footnote summary on page 36.


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 35

                                                           Financial Highlights
-------------------------------------------------------------------------------


(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss on investment by $0.01 and decrease the ratio of net investment income to average net assets from 10.91% to 10.81%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Net of interest expense of .33%, .51%, .97%, 1.62%, 1.61%, and 1.35%, respectively, on borrowings.


_______________________________________________________________________________

36 o ACM MANAGED DOLLAR INCOME FUND

                                                 Supplemental Proxy Information
-------------------------------------------------------------------------------


SUPPLEMENTAL PROXY INFORMATION
(unaudited)


A Special Meeting of Shareholders of ACM Managed Dollar Income Fund, Inc. ("ACM VIII") was held on March 25, 2004. The description of each proposal and number of shares voted at the meeting are as follows:


                                                                     Authority
                                                     Voted For       Withheld
-------------------------------------------------------------------------------
1. To elect directors    Class One Nominees
                         (terms expire in 2007)
                         David H. Dievler           18,321,442        411,125
                         Clifford L. Michel         18,334,026        398,541
                         Donald J. Robinson         18,332,780        399,787

                         Class Three Nominee
                         (terms expire in 2006)
                         Marc O. Mayer              18,318,189        414,378


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 37

                                                             Board of Directors
-------------------------------------------------------------------------------


BOARD OF DIRECTORS

William H. Foulk, Jr.,(1) Chairman
Marc O.Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Paul J. DeNoon(2), Vice President
James E. Kennedy, Jr.(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Administrator

Princeton Administrators, L.P.
P.O.Box 9095
Princeton, NJ 08543-9095

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Dividend Paying Agent, Transfer Agent And Registrar

Equiserve Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York,NY 10036


(1)  Member of the Audit Committee.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its Common Stock in the open market.

This report, including the financial statements therein, is transmitted to the shareholders of ACM Managed Dollar Income Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

(2) Messrs. DeNoon and Kennedy are the persons responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

38 o ACM MANAGED DOLLAR INCOME FUND

                                              Alliancebernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ACM MANAGED DOLLAR INCOME FUND o 39

                                                 Summary of General Information
-------------------------------------------------------------------------------


SUMMARY OF GENERAL INFORMATION

Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 426-5523. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc. and Bloomberg. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers each day. The Fund's NYSE trading symbol is "ADF." Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Funds."

Dividend Reinvestment Plan

Pursuant to the Fund's Dividend Reinvestment Plan shareholders whose shares are registered in their own names may elect to have all distributions reinvested automatically in additional shares of the Fund by Equiserve Trust Company, N.A., as agent under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate in the Plan will be aid by check mailed directly to the record holder by or under the direction of Equiserve Trust Company, N.A. For questions concerning Shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Equiserve Trust Company, N.A. at (800) 219-4218.


_______________________________________________________________________________

40 o ACM MANAGED DOLLAR INCOME FUND

ACM MANAGED DOLLAR INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


MDISR0304



ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A in its proxy statement filed with the Commission on February 23, 2004.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended)

are effective at the
reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.      DESCRIPTION OF EXHIBIT
    -----------      ----------------------
    11 (b) (1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Dollar Income Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 7, 2004